UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Summit Municipal Income Fund

Investor Class (PRINX)

This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Investor Class	$23	0.45%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,585,498
Number of Portfolio Holdings	818
Table Summary

Portfolio Turnover Rate	8.5%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.6%
New York	8.6
California	8.3
Georgia	5.1
Maryland	4.8
Puerto Rico	4.7
Florida	4.1
District of Columbia	3.6
Virginia	3.3
Other	45.9

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	23.0%
Health Care	14.2
Special Tax	12.3
Housing	9.4
Education	7.9
General Obligations - State	6.0
General Obligations - Local	5.2
Water & Sewer	2.6
Leasing	2.2
Other	17.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F84-053 6/26

Summit Municipal Income Fund

Investor Class (PRINX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Summit Municipal Income Fund

Advisor Class (PAIMX)

This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Advisor Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,585,498
Number of Portfolio Holdings	818
Table Summary

Portfolio Turnover Rate	8.5%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.6%
New York	8.6
California	8.3
Georgia	5.1
Maryland	4.8
Puerto Rico	4.7
Florida	4.1
District of Columbia	3.6
Virginia	3.3
Other	45.9

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	23.0%
Health Care	14.2
Special Tax	12.3
Housing	9.4
Education	7.9
General Obligations - State	6.0
General Obligations - Local	5.2
Water & Sewer	2.6
Leasing	2.2
Other	17.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F284-053 6/26

Summit Municipal Income Fund

Advisor Class (PAIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Summit Municipal Income Fund

I Class (PRIMX)

This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - I Class	$18	0.36%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,585,498
Number of Portfolio Holdings	818
Table Summary

Portfolio Turnover Rate	8.5%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.6%
New York	8.6
California	8.3
Georgia	5.1
Maryland	4.8
Puerto Rico	4.7
Florida	4.1
District of Columbia	3.6
Virginia	3.3
Other	45.9

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	23.0%
Health Care	14.2
Special Tax	12.3
Housing	9.4
Education	7.9
General Obligations - State	6.0
General Obligations - Local	5.2
Water & Sewer	2.6
Leasing	2.2
Other	17.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1216-053 6/26

Summit Municipal Income Fund

I Class (PRIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRINX Summit Municipal
Income Fund
PAIMX Summit Municipal
Income Fund–
.
Advisor Class
PRIMX Summit Municipal
Income Fund–
.
I Class

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 11.24 $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11
Investment
activities
Net investment
income
(1)(2)
0.21 0.41 0.37 0.33 0.27 0.28
Net realized and
unrealized gain/
loss (0.02) (0.05) 0.92 (0.06) (1.99) 0.31
Total from
investment
activities 0.19 0.36 1.29 0.27 (1.72) 0.59
Distributions
Net investment
income (0.21) (0.40) (0.37) (0.33) (0.27) (0.28)
Net realized gain — — — (0.01) — —
Total distributions (0.21) (0.40) (0.37) (0.34) (0.27) (0.28)
NET ASSET
VALUE
End of period $ 11.22 $ 11.24 $ 11.28 $ 10.36 $ 10.43 $ 12.42

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1.67% 3.33% 12.47% 2.41% (13.99)% 4.87%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.51%
(4)
0.50% 0.53% 0.53% 0.54% 0.52%
Net expenses
after waivers/
payments by
Price Associates 0.45%
(4)
0.45% 0.50% 0.50% 0.50% 0.50%
Net investment
income 3.82%
(4)
3.67% 3.30% 3.03% 2.33% 2.23%
Portfolio turnover
rate 8.5% 30.1% 16.2% 19.2% 29.7% 23.8%
Net assets, end of
period (in millions) $1,279 $1,208 $1,228 $953 $833 $1,678
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 11.24 $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.35 0.30 0.25 0.25
Net realized and
unrealized gain/
loss (0.04) (0.05) 0.91 (0.06) (1.99) 0.31
Total from
investment
activities 0.16 0.33 1.26 0.24 (1.74) 0.56
Distributions
Net investment
income (0.19) (0.37) (0.34) (0.30) (0.25) (0.25)
Net realized gain — — — (0.01) — —
Total distributions (0.19) (0.37) (0.34) (0.31) (0.25) (0.25)
NET ASSET
VALUE
End of period $ 11.21 $ 11.24 $ 11.28 $ 10.36 $ 10.43 $ 12.42

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1.46% 3.07% 12.19% 2.15% (14.20)% 4.61%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.86%
(4)
0.81% 0.87% 0.93% 0.92% 0.88%
Net expenses
after waivers/
payments by
Price Associates 0.70%
(4)
0.70% 0.75% 0.75% 0.75% 0.75%
Net investment
income 3.57%
(4)
3.42% 3.06% 2.77% 2.11% 2.00%
Portfolio turnover
rate 8.5% 30.1% 16.2% 19.2% 29.7% 23.8%
Net assets, end
of period (in
thousands) $1,827 $1,820 $2,087 $315 $554 $927
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 11.24 $ 11.29 $ 10.36 $ 10.44 $ 12.42 $ 12.11
Investment
activities
Net investment
income
(1)(2)
0.22 0.42 0.38 0.34 0.29 0.29
Net realized and
unrealized gain/
loss (0.03) (0.06) 0.93 (0.07) (1.98) 0.31
Total from
investment
activities 0.19 0.36 1.31 0.27 (1.69) 0.60
Distributions
Net investment
income (0.21) (0.41) (0.38) (0.34) (0.29) (0.29)
Net realized gain — — — (0.01) — —
Total distributions (0.21) (0.41) (0.38) (0.35) (0.29) (0.29)
NET ASSET
VALUE
End of period $ 11.22 $ 11.24 $ 11.29 $ 10.36 $ 10.44 $ 12.42

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1.72% 3.35% 12.70% 2.42% (13.81)% 4.99%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.36%
(4)
0.35% 0.39% 0.39% 0.39% 0.38%
Net expenses
after waivers/
payments by
Price Associates 0.36%
(4)
0.35% 0.39% 0.39% 0.39% 0.38%
Net investment
income 3.90%
(4)
3.78% 3.41% 3.14% 2.51% 2.32%
Portfolio turnover
rate 8.5% 30.1% 16.2% 19.2% 29.7% 23.8%
Net assets, end of
period (in millions) $1,304 $1,971 $1,808 $1,244 $1,167 $1,289
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
ALABAMA  2.4%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  2,500 2,614
Alabama State Univ., 5.50%, 9/1/45 (1) 1,700 1,855
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,349
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/34  8,175 8,579
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  6,225 6,631
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 12/1/55
(Tender 8/1/35)  4,125 4,372
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  8,000 8,244
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33 (2) 2,900 3,092
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,461
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  4,500 4,705
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (3) 2,875 2,786
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (3) 2,775 2,588
Selma Ind. Dev. Board, Int'l. Paper, Series A, 4.20%, 5/1/34  3,000 3,103
Southeast Energy Auth. A Cooperative Dist., Series D, 5.00%,
9/1/35  2,925 3,150
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (4) 3,765 3,791
61,320
ARIZONA  1.1%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 3.31%, 1/1/37  505 498
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,464
Arizona IDA, Equitable School, Series A, 5.50%, 11/1/51  4,625 4,864
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (3) 1,025 1,035
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (3) 1,760 1,809
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (3) 1,760 1,806
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (3) 3,000 3,027
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (3) 2,115 2,117

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 887
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  5,050 5,042
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (4) 2,345 1,988
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 716
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 807
Tempe IDA, Friendship Village, Series A, 5.625%, 12/1/60  2,000 2,028
29,088
ARKANSAS  0.7%
Arkansas DFA, Hybar Steel Project, Series A, 6.875%,
7/1/48 (3)(4) 2,500 2,689
Arkansas DFA, Hybar Steel Project, Series B, 7.375%,
7/1/48 (3)(4) 2,500 2,709
Arkansas DFA, U.S. Steel Project, Series A, VRDN, 4.00%,
9/1/46 (Tender 3/1/33) (3)(4) 12,000 11,969
17,367
CALIFORNIA  8.3%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (5) 5,000 3,662
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,180 3,472
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  2,480 2,623
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,881
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B, VRDN, 5.00%, 3/1/56 (Tender 11/1/35)  9,450 10,082
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,330 5,629
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  3,775 4,078
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (4) 2,960 2,340
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (4) 10,000 7,828
California Community Housing Agency, Verdant at Green
Valley, Series A, 5.00%, 8/1/49 (4) 680 629
California EFA, Stanford Univ., Series V-1, 5.00%, 5/1/49  500 565
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,154
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  472 490
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,764 3,804
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 5.00%, 1/1/41 (2)(3)(4) 1,000 1,002

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (3) 2,855 2,926
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,658
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,015 5,080
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (1) 1,775 1,787
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,796
California Municipal Fin. Auth., Waste Management Project,
Series A, VRDN, 2.875%, 10/1/45 (Tender 6/1/26) (3) 1,960 1,959
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (4) 6,070 6,501
California School Fin. Auth., Fortune School of Ed., Series A,
5.00%, 6/1/54 (4) 3,225 2,766
California School Fin. Auth., Fortune School of Ed., Series A,
5.125%, 6/1/59 (4) 1,250 1,077
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,828
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 875 851
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,601
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (4) 600 605
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 1,390 1,390
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 1,630 1,645
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  325 331
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 938
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 854
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,174
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,025
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  4,040 4,310
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 5,120 4,174

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (4) 2,025 1,877
CMFA Special Fin. Agency, Solana at Grand, Series A-2,
4.00%, 8/1/45 (4) 960 862
CSCDA Community Improvement Auth., 4.00%, 2/1/57 (4) 2,800 2,116
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (4) 3,680 2,886
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (4) 585 434
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (4) 2,826 2,164
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  10,000 984
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,941
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,836
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,701
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (3) 6,400 6,404
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 5,475 5,052
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 13,350 14,228
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 4,828
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,387
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,074
Sacramento County Airport, Series C, 5.00%, 7/1/37 (3) 1,410 1,446
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/41  705 689
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/46  1,830 1,655
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (4) 2,090 2,140
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (4) 2,455 2,466
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (4) 1,655 1,649
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.50%, 7/1/55 (3) 3,050 3,248
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (3) 21,175 21,641
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (3) 3,230 3,517

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 9,000 9,563
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (3) 7,055 7,614
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  1,425 1,569
Univ. of California Regents, Series O, 5.50%, 5/15/58  2,575 2,646
215,132
COLORADO  2.5%
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/44  2,875 3,262
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/45  1,575 1,771
Colorado, COP, 6.00%, 12/15/40  4,325 4,994
Colorado, COP, 6.00%, 12/15/41  12,435 14,335
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (4) 1,000 980
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (2)(4) 775 760
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,373
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  8,690 7,811
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 1,285 922
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 440 306
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,702
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,365
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,921
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  2,125 2,136
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,341
Denver City & County Airport, Series A, 5.25%, 12/1/48 (3) 11,110 11,245
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 502
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,057 1,014
Parterre Metropolitan Dist. No. 5, Series A, GO, 5.875%,
12/1/45  1,000 1,055
63,795

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
CONNECTICUT  1.1%
Connecticut, Series B, GO, 3.00%, 1/15/42 (5) 6,200 5,410
Connecticut, Series C, GO, 5.00%, 6/15/32  350 393
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,283
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.00%,
7/1/45  8,500 8,999
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.50%,
7/1/51  4,600 4,929
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,589
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 894
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 550
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  2,895 3,073
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 1,235 358
29,478
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,206
Delaware HFA, Bayhealth Medical Center Project, Series A,
4.00%, 7/1/40  1,825 1,795
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,761
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,319
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  7,360 7,583
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,517
Delaware Transportation Auth., Senior, 3.00%, 7/1/43  6,530 5,668
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  3,360 2,855
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (4) 400 402
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (4) 400 401
29,507
DISTRICT OF COLUMBIA  3.6%
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/42  6,125 6,757
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/43  3,425 3,753
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,349
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 6/1/50  12,600 13,405
Dist. of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,340
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,790 1,806
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 362
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 495

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 857
Dist. of Columbia, KIPP DC Issue, Series A, 5.00%, 7/1/42  2,515 2,524
Dist. of Columbia, KIPP Project, 4.00%, 7/1/39  2,000 1,894
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (3) 5,000 5,138
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/43 (3) 1,200 1,339
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/44 (3) 4,050 4,482
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (3) 4,400 4,607
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
4.00%, 10/1/52 (1) 7,200 6,321
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  7,250 7,438
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  1,515 1,604
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  3,455 3,304
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,950 4,191
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  2,500 2,386
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  3,090 3,229
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  8,925 9,284
92,865
FLORIDA  4.1%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (6)(7) 569 9
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,484
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.60%, 5/1/56  575 566
Braddock Lakes Community Dev. Dist., 5.55%, 5/1/45  700 706
Braddock Lakes Community Dev. Dist., 5.75%, 5/1/55  1,425 1,401
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 549
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 419

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/50 (4) 3,500 3,418
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/55 (4) 1,275 1,220
East Nassau Stewardship Dist., PDP No. 4 Project,
Series 2025, 6.00%, 5/1/45  4,100 4,285
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,445 2,502
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/45 (4) 1,600 1,689
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (4) 875 910
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (4) 1,410 1,384
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (4) 1,515 1,450
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (4) 2,975 2,659
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (3) 705 723
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (3) 4,250 4,519
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series E, 5.00%, 10/1/48 (3) 4,500 4,508
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,000 4,256
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (3) 580 602
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (3) 600 623
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (3) 3,525 3,569
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 1,960 1,712
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,395 3,434
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  710 722
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  1,720 1,720
Kingston One Community Dev. Dist., Assessment Area One -
2025 Project, 6.00%, 5/1/57  5,000 5,096
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 983
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast, 5.80%, 5/1/45  1,700 1,818
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/51 (3) 4,250 4,513
Lee County Airport Revenue, Series A-1, 5.50%, 10/1/56 (3) 1,450 1,529
Lee County IDA, Health System, Series 1, 5.00%, 4/1/39  970 998
Miami-Dade County Aviation Revenue, Series A, 5.50%,
10/1/55 (3) 5,000 5,250

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,825 5,871
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,824
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  4,000 3,511
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,480
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (4) 3,275 3,247
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,000 7,174
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,206
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  990 1,020
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,485 2,520
107,079
GEORGIA  5.1%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (3) 8,250 8,867
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.25%, 7/1/45 (3) 3,990 4,257
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(7) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(7) 3,405 1,532
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 6,843 6,198
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
5.00%, 7/1/35 (4) 1,515 1,570
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/50 (4) 1,525 1,573
Atlanta Dev. Auth., PRG CAU Properties LLC Project, Series A,
6.00%, 7/1/55 (4) 5,250 5,371
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,607
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,762
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44  5,385 5,257
Burke County Dev. Auth., Georgia Power Plant Vogtle, First
Series, VRDN, PCR, 3.50%, 7/1/49  300 300
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
RAC, 4.00%, 4/1/52  3,880 3,375
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,792
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,005

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36
(Prerefunded 5/5/26) (9) 1,850 1,850
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,645
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,420
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,635
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,040
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,126
George L Smith II Congress Center Auth., 4.00%, 1/1/54  11,565 9,652
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (4) 4,545 4,282
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,197
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,719
Georgia, Group 3, Series A, GO, 3.00%, 8/1/40  5,500 4,989
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,074
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,582
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,906
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  19,315 20,445
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 260
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, Series A, 5.00%, 1/1/49 (5) 3,265 3,301
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,456
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (5) 4,100 4,262
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (4) 1,625 1,624
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/50 (1) 1,000 1,060
131,367
GUAM  0.1%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,284
1,284
HAWAII  0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (3) 4,230 4,306

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hawaii Airports System, Series A, 5.50%, 7/1/54 (3) 3,000 3,202
7,508
IDAHO  0.2%
Idaho Housing & Fin. Assoc., Series A, 5.25%, 8/15/48  3,100 3,291
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 2,202 2,127
5,418
ILLINOIS  2.8%
Chicago, Series A, GO, 5.50%, 1/1/49  655 656
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (3) 5,700 5,484
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (3) 6,675 6,892
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,556
Cook County Sales Tax Revenue, 5.00%, 11/15/46  14,770 15,394
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,008
Illinois, GO, 5.00%, 2/1/39  820 888
Illinois, GO, 5.50%, 5/1/26  1,150 1,150
Illinois, Series A, GO, 5.00%, 10/1/31  705 736
Illinois, Series A, GO, 5.50%, 3/1/42  4,990 5,355
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,687
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,561
Illinois, Series B, GO, 5.00%, 10/1/32  845 880
Illinois, Series B, GO, 5.25%, 5/1/47  900 932
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,031
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,027
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,555
Illinois Fin. Auth., Series C, 5.00%, 2/15/34  255 258
Illinois Fin. Auth., Series C, 5.00%, 2/15/34 (Prerefunded
2/15/27) (9) 50 51
Illinois Fin. Auth., Series C, 5.00%, 2/15/36  375 379
Illinois Fin. Auth., Series C, 5.00%, 2/15/36 (Prerefunded
2/15/27) (9) 75 76
Illinois Fin. Auth., Series C, 5.00%, 2/15/41  680 685
Illinois Fin. Auth., Series C, 5.00%, 2/15/41 (Prerefunded
2/15/27) (9) 630 641
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (4) 1,100 1,125
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.40%, 7/15/55  3,700 3,700
Illinois Fin. Auth., OSF Healthcare System, Series B, VRDN,
3.35%, 11/15/37  3,710 3,710
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 804

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 642
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 822
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 1,410 1,607
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (10) 1,705 1,732
73,024
INDIANA  0.9%
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/42  2,400 2,613
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/43  1,400 1,513
Indiana Fin. Auth., Depauw Univ. Project, Series A, 5.50%,
7/1/52  6,000 6,103
Indiana Fin. Auth., Republic Services Project, VRDN, 2.90%,
5/1/28 (Tender 6/1/26) (3) 1,340 1,340
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  4,285 4,105
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 866
Indiana Housing & Community Dev. Auth., Series C-1, 4.85%,
7/1/45  4,850 4,926
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (3)(4) 2,025 2,049
23,515
IOWA  0.1%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,800 1,826
1,826
KANSAS  0.3%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (4) 4,050 4,255
Univ. of Kansas Hosp. Auth., Univ. of Kansas Health System,
Series A, 5.50%, 3/1/54  3,250 3,466
7,721
KENTUCKY  1.1%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 416
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 330
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 441
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 243
Henderson, Pratt Paper Project, Series A, 4.70%, 1/1/52 (3)(4) 1,000 927
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,130 1,134

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  1,000 1,002
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,034
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,582
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,365
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,422
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,581
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,658
28,135
LOUISIANA  0.2%
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (3)(4) 1,400 1,484
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (3) 885 891
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,324
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,080 1,079
4,778
MAINE  0.0%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (3)(4) 1,000 1,043
1,043
MARYLAND  4.8%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,092
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,515
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,100 2,102
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,529
Frederick County, Public Fac. Project, Series A, GO, 2.00%,
10/1/40  9,515 7,091
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 315
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 212
Maryland CDA, Series A, 4.50%, 9/1/48  740 750
Maryland CDA, Series D, 3.25%, 9/1/50  4,410 4,376
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/46  1,000 1,002
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(3) 5,825 6,068
Maryland DOT, Series B, 4.00%, 8/1/37 (3) 1,485 1,479
Maryland DOT, Series B, 4.00%, 8/1/38 (3) 1,370 1,358

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (3) 3,700 3,711
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (3) 2,500 2,502
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,346
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (1) 8,225 8,312
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,060 1,713
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (3) 6,600 6,568
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,032
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,402
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 3.30%, 6/1/48  1,100 1,100
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 3.35%, 6/1/46  1,310 1,310
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,380 1,394
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,460 3,601
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,819
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,262
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,478
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,080
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,181
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,198
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series AG, 5.00%, 5/1/47 (1) 1,760 1,908
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,290 3,823
Montgomery County, Series E, GO, VRDN, 3.20%, 11/1/37  2,350 2,350
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,759
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,761
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 213
Town of Chestertown, Washington College, 6.25%, 3/1/45  1,000 1,036
Town of Chestertown, Washington College, 6.50%, 3/1/50  1,400 1,432
Town of Chestertown, Washington College, 6.50%, 3/1/55  1,000 1,015
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,156

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,409
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 2,039
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 9,000
122,799
MASSACHUSETTS  1.6%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,084
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,518
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (1) 5,150 5,582
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (4) 700 675
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (3) 4,590 4,124
Massachusetts Port Auth., Series B, 4.00%, 7/1/46 (3) 7,500 6,894
Massachusetts Port Auth., Series B, 5.00%, 7/1/43 (3) 10,000 10,004
40,881
MICHIGAN  2.0%
Detroit, GO, 5.00%, 4/1/27  565 573
Detroit, GO, 5.50%, 4/1/32  415 448
Detroit, GO, 5.50%, 4/1/34  235 253
Detroit, GO, 5.50%, 4/1/36  305 326
Detroit, GO, 5.50%, 4/1/38  690 733
Detroit, GO, 5.50%, 4/1/40  475 502
Detroit, GO, 5.50%, 4/1/45  355 369
Detroit, GO, 5.50%, 4/1/50  705 723
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
5.75%, 11/1/45  2,400 2,430
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  5,885 6,188
Great Lakes Water Auth. Water Supply, Second Lien, Series D,
5.25%, 7/1/42  3,580 3,976
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  550 549
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 787
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,535
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,294
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,487
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,019
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,462
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,377

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,537
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,090
Wayne County, Series C, 5.00%, 12/1/37 (1)(3)(4) 7,050 7,179
50,837
MINNESOTA  0.7%
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 8,127
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,980 3,333
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,835 3,151
Shakopee MN Senior Housing Revenue, Benedictine Senior
Living Obligated Group - Windermere Way Project, 5.875%,
11/1/65  1,500 1,511
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (4) 2,000 1,884
18,006
MISSISSIPPI  0.2%
Mississippi Business Fin., Chevron U.S.A. Project, Series C,
VRDN, 3.40%, 11/1/35  5,970 5,970
5,970
MISSOURI  1.0%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,789
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,207
Kansas City IDA, Platte purchase Project, 6.00%, 1/1/48 (4) 2,500 2,552
Missouri HEFA, SSM Health Care, Series F, VRDN, 3.45%,
6/1/44  6,550 6,550
Phelps County, Phelps Health, 5.75%, 12/1/45  1,500 1,617
Phelps County, Phelps Health, 6.00%, 12/1/55  2,875 3,035
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,613
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 539
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,368
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 576
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  40 39
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 402
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 317
26,604
NEBRASKA  0.6%
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  14,075 15,059
15,059

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
NEVADA  0.2%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,562
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,266
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,784
5,612
NEW HAMPSHIRE  1.4%
New Hampshire Business Fin. Auth., Series 2016-1, Class A2,
4.25%, 7/20/41  2,075 1,932
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,570 3,621
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,653 2,564
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (9) 4,947 4,935
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,733 2,596
New Hampshire Business Fin. Auth., Series 2024-3, Class A,
VR, 4.162%, 10/1/51  4,355 4,251
New Hampshire Business Fin. Auth., Series 2025-1, Class A,
4.75%, 6/20/41 (Tender 6/1/35)  6,131 6,311
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  693 670
New Hampshire Business Fin. Auth., Series 2025-3, Class A1,
VR, 4.946%, 2/20/41  5,208 5,412
New Hampshire Business Fin. Auth., Series 2025-3, Class A2,
VR, 4.946%, 2/20/41  2,741 2,718
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (4) 678 429
35,439
NEW JERSEY  1.8%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (3) 1,760 1,762
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,207
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(3) 705 717
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (1)(3) 775 781
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (3) 6,115 6,122
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (3) 1,435 1,436
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (3) 4,775 4,838

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (3) 3,085 3,087
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (3)(4) 1,600 1,678
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (3)(4) 1,200 1,267
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 706
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,491
New Jersey Housing & Mortgage Fin. Agency, Series A, 4.80%,
11/1/45  1,775 1,810
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,260 1,334
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (9) 1,330 1,536
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,207
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,275 2,273
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,129
46,381
NEW YORK  8.6%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)
(4) 975 976
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38  1,485 1,570
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,659
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,856
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,790
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/54  9,395 8,436
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/44  1,000 1,092
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/45  700 756
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,739
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  6,625 7,158
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,259
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (4) 1,300 1,310

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,853
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  2,025 2,125
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  200 206
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,665
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 430
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,060 1,873
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 619
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (1) 2,820 2,861
Nassau County IDA, EC, 5.00%, 5/19/25 (11) 2,097 —
New York City, Series C-1, GO, 5.00%, 9/1/42  4,615 4,998
New York City, Series C-1, GO, 5.25%, 9/1/45  5,850 6,324
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,625
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,272
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,864
New York City, Series E, GO, 5.00%, 8/1/44  5,000 5,361
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class E, 4.375%, 12/15/43 (Prerefunded 12/15/31) (9) 2,820 2,869
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (9) 550 567
New York City Housing Dev., Sustainable Dev. Bonds, Series C,
2.75%, 2/1/51  4,850 3,360
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,945 1,880
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (1) 3,750 2,940
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,228
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  1,250 1,214
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,250
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.25%, 5/1/47  18,000 19,275
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series A-1, 5.50%, 5/1/50  5,250 5,687
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,647

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,183
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,279
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,870
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series F-1, 5.50%, 2/1/48  8,665 9,472
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.25%, 11/1/45  5,000 5,446
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Series H-1, 5.50%, 11/1/51  2,250 2,421
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.75%, 2/15/44  1,890 1,455
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,446
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (4) 1,230 1,231
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (4) 2,470 2,472
New York Liberty Dev., 7 World Trade Center, 3.00%, 9/15/43  3,750 3,124
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,888
New York Power Auth., Series A, 4.00%, 11/15/45  2,210 2,136
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,153
New York State Thruway Auth., Series B, 4.00%, 1/1/38  3,930 3,944
New York Transportation Dev., 5.375%, 6/30/60 (3) 4,145 4,101
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (3) 2,115 2,155
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (1)(3) 9,500 9,612
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 5.50%, 6/30/54 (3) 3,760 3,793
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/55 (3) 2,475 2,619
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/59 (3) 9,375 9,885
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 206, 5.00%, 11/15/42 (3) 4,475 4,550
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (3) 2,500 2,583
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,984
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.00%, 5/15/52  5,500 6,000
222,396

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
NORTH CAROLINA  1.8%
Charlotte-Mecklenburg Hosp. Auth., Atrium Health, Series E,
VRDN, 3.40%, 1/15/42  400 400
Charlotte-Mecklenburg Hosp. Auth., Carolinas HealthCare
System, Series B, VRDN, 3.40%, 1/15/38  5,755 5,755
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,412
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (1)(3) 7,615 7,977
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,250
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series A, 4.55%, 7/1/45  3,250 3,218
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 705
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,032
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,492
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 671
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,957
North Carolina Turnpike Auth., 5.00%, 1/1/40  5,000 5,153
Union County, Series C, GO, 2.50%, 9/1/37  4,590 4,005
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,423
45,450
OHIO  1.9%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  17,025 13,503
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 213
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 239
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  2,705 2,284
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,396
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,425
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,867
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,824
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  2,750 2,996
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,060
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,935

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 673
Ohio, Series A, 5.00%, 1/15/50  5,640 5,661
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (3)(4) 400 396
Ohio Housing Fin. Agency, Silver Birch Of Mansfield Project,
6.00%, 1/1/45 (4) 1,625 1,655
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 1,023
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 298
Summit County DFA, PRG - Akron Properties – The Univ. of
Akron Project, Series A, 5.50%, 7/1/60 (5) 2,175 2,255
47,703
OKLAHOMA  0.7%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 8
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 415
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,100
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 15,574
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,645
18,742
OREGON  0.3%
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,828
Oregon Fac. Auth., Peacehealth, Series B, VRDN, 3.30%,
8/1/34  935 935
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (3) 2,115 2,128
Port of Portland Airport, Series A, 4.00%, 7/1/39 (3) 3,525 3,453
8,344
PENNSYLVANIA  3.2%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (1)(3) 7,500 7,811
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  1,290 966
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (4) 3,035 2,920
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (9) 260 276
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 706
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,001
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,805
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (3) 2,500 2,502

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.25%, 6/30/53 (3) 3,895 3,908
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (3) 2,250 2,430
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (3) 3,935 4,117
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (3) 7,520 7,924
Pennsylvania Higher Ed. Assistance Agency, Series 1A, 5.00%,
6/1/34 (3) 2,150 2,288
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series D-2,
VRDN, 3.40%, 11/1/61  14,600 14,600
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,150 3,398
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,245 4,610
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  1,910 2,066
Pennsylvania State Univ., Series A, 5.00%, 9/1/44  5,450 5,911
Philadelphia IDA, Saint Josephs Univ., 5.25%, 11/1/52  3,565 3,652
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  8,920 9,525
Philadelphia IDA, Univ. of the Science, 5.00%, 11/1/47  480 476
83,892
PUERTO RICO  4.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 13,403 9,114
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 29,388 20,351
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (4) 1,050 1,098
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (4) 3,965 4,165
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 1,205 1,233
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,915 3,014
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 5,250 5,471
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 2,225 2,297
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 1,200 1,243
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,137
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,217

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,085
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,204
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  4,804 4,494
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 8,822
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,394
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,488
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7) 35 25
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(7) 60 42
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(7) 475 335
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(7) 130 92
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(7) 170 120
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(7) 660 465
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(7) 215 152
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(7) 260 183
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(7) 1,575 1,110
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)
(7) 500 353
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(7) 680 479
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(7) 165 116
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(7) 140 99
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(7) 60 42
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(7) 160 113
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(7) 125 88
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(7) 40 28

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(7) 70 49
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(7) 55 39
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(7) 525 370
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(7) 120 85
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(7) 60 42
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,542
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  26,172 24,953
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,608 8,361
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,666 2,569
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,537
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 4,430
122,646
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 490 191
191
SOUTH CAROLINA  1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,956 3,556
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,301
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,203 842
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,783
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,353
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy, Series A, 5.50%, 6/15/33  3,825 3,770
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.15%, 8/15/55 (4) 2,000 2,076
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43  5,000 5,089
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60  1,100 1,095

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina State Housing Fin. & Dev. Auth., Series C,
4.80%, 7/1/45  3,800 3,844
26,709
SOUTH DAKOTA  0.6%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 8,905
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  7,125 7,445
16,350
TENNESSEE  2.3%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,354
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (5) 1,000 1,051
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (5) 1,500 1,564
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (5) 3,030 3,087
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (5) 1,200 1,229
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40
(Prerefunded 7/1/26) (9) 1,090 1,094
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (3) 2,115 2,167
Metropolitan Nashville Airport Auth., Series B, 5.25%, 7/1/51 (3) 7,725 8,016
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (3) 10,405 10,827
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (4) 850 855
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,279
Tennessee Energy Acquisition, Series A, 5.00%, 11/1/34  7,500 8,015
Tennessee Energy Acquisition, Series A, 5.00%, 12/1/35  11,025 11,675
59,213
TEXAS  11.6%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,805 3,423
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (4) 500 469
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (4) 340 310
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (4) 3,370 3,043
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 12,530
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,774
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,832

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,225
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,385
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,344
Austin Airport System Revenue, 5.00%, 11/15/43 (3) 1,000 1,047
Austin Airport System Revenue, Series B, 5.00%, 11/15/41 (3) 2,770 2,783
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 918
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  5,000 4,091
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  7,425 6,743
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  2,675 2,963
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  2,250 2,490
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,694
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  8,880 9,622
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/38  2,000 2,192
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/40  7,415 8,006
Dallas Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/43 (3) 7,000 7,548
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,768
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,007
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 801
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 801
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (4) 1,560 1,599
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (4) 575 594
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (4) 925 955
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 479
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,200 7,704
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  7,685 6,988
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (1) 2,025 2,140
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (1) 4,000 4,158
Houston Airport, Series A, 5.00%, 7/1/36 (3) 775 796

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport, Series A, 5.00%, 7/1/37 (3) 1,495 1,533
Houston Airport, Series A, 5.00%, 7/1/41 (3) 4,000 4,075
Houston Airport, Series A, 5.25%, 7/1/42 (1)(3) 5,000 5,381
Houston Airport, Series A, 5.25%, 7/1/43 (1)(3) 1,550 1,659
Houston Airport, Series A, 5.50%, 7/1/44 (3) 2,000 2,204
Houston Airport, Series A, 5.50%, 7/1/45 (3) 2,000 2,185
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/37 (3) 2,450 2,620
Houston Hotel Occupancy Tax & Special Revenue, Series C,
5.25%, 9/1/51 (1) 10,000 10,572
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,200
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,321
Klein Independent School Dist., GO, 4.00%, 8/1/47  5,000 4,706
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/40  3,000 3,330
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/41  950 1,050
Longview Independent School Dist., GO, 4.00%, 2/15/49  7,500 6,919
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,248
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 4,115 4,125
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 476
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 526
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 290
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 855
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,485
New Hope Cultural Ed. Fac. Fin., Children's Health System,
Series A, 5.50%, 8/15/49  4,250 4,605
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (6)(8) 860 422
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 199
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 715
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,184
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  4,100 4,399
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 7,317
Permanent Univ. Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,588

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, 3.00%, 1/1/50 (3)(4) 2,000 1,244
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 4.00%, 1/1/50 (3)(4) 1,000 763
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (3)(4) 1,750 1,695
San Antonio Water System, Junior Lien, Series B, 5.00%,
5/15/45  5,250 5,616
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,523
Spring Independent School Dist., GO, 5.25%, 8/15/45  3,500 3,830
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series D, VRDN, 3.30%, 11/15/63  800 800
Tarrant County Cultural Ed. Fac. Fin., Baylos Scott & White
Health Project, Series E, 5.00%, 11/15/44  2,800 3,015
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 418
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 783
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 867
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,899
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (6)(7) 1,632 —
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp. of Dallas
Project, Series A, VRDN, 3.30%, 10/1/41  1,000 1,000
Texas, Series A, GO, 4.125%, 8/1/46 (3) 8,850 8,366
Texas, Series A, GO, 5.00%, 8/1/41 (3) 6,030 6,497
Texas, Series A, GO, 5.00%, 8/1/42 (3) 6,335 6,783
Texas Dept. of Housing & Community Affairs, Series A, 5.75%,
1/1/56  6,935 7,605
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  100 102
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,702
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  14,950 15,939
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (3) 2,000 1,978
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (3) 5,620 5,788
Texas Transportation Fin., SH 288 System, Series A, 5.50%,
10/1/55  14,300 15,397
299,216

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
UTAH  2.0%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (4) 4,715 4,795
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.00%, 6/1/39 (1) 1,300 1,368
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series A, 5.25%, 6/1/43 (1) 1,900 2,103
Downtown Revitalization Public Infrastructure Dist., SEG
Redev. Project, Series C, 5.00%, 7/15/35 (4) 1,250 1,255
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (4) 2,175 2,181
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (4) 940 973
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (4) 1,880 1,934
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  585 612
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  11,374 11,839
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3) 5,000 5,079
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (3) 4,490 4,494
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (3) 3,650 3,741
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (4) 3,087 3,109
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (4) 2,700 2,799
Utah Transit Auth., 5.00%, 12/15/43  4,700 5,200
51,482
VIRGIN ISLANDS  0.3%
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 5.75%, 2/1/45  3,000 3,008
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 6.00%, 12/1/55  4,450 4,420
7,428
VIRGINIA  3.3%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,433
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (1) 3,285 3,289
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,150
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,147
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 4,049

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,436
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (1) 4,300 4,529
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,665 2,402
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,473
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,407
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,346
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 374
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,510
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,463
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  2,245 1,878
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,665
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,176
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,048
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (3) 1,950 1,597
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (3) 6,890 6,801
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (3) 5,000 4,897
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (3) 1,045 987
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (3) 5,650 5,044
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (3) 705 689
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (3) 6,680 6,492
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (1) 1,445 1,323
84,605
WASHINGTON  2.9%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  3,000 3,394
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 2,014
King County, GO, 5.00%, 12/1/43  3,310 3,623

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Seattle, Intermediate Lien, Series B, 5.25%, 10/1/43 (3) 7,500 8,188
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (3) 2,750 2,866
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,054
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,684
Washington State Housing Fin. Commission, Series 2025-1,
Class A1, VR, 4.08%, 8/20/63 (Prerefunded 11/20/41) (9) 4,148 3,999
Washington State Housing Fin. Commission, Series 2025-1,
Class A-2, VR, 4.079%, 8/20/63 (Prerefunded 11/20/41) (9) 3,254 3,058
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/40 (4)(5) 1,000 1,059
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (4)(5) 4,750 4,880
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.25%, 7/1/55 (4)(5) 6,115 6,198
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.50%, 7/1/50 (4) 3,975 4,021
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  9,035 8,490
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.50%, 7/1/49  2,000 2,023
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  4,684 4,519
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,743 9,105
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 3,525 3,213
74,388
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 325 329
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 325 328
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (4) 275 292
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (3) 1,150 1,152
2,101
WISCONSIN  3.2%
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,623
PFA, Campus Real Estate Holding, Series A, 5.00%, 6/1/35  1,100 1,164
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (4) 3,000 2,918
PFA, Eastern Michigan Univ., Series A-1, 5.375%, 7/1/47 (5) 4,880 5,109

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (3) 12,390 12,692
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (3) 10,850 11,090
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (3) 2,300 2,532
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (3) 3,875 4,262
PFA, Heritage Bend Project, Zero Coupon, 12/15/42 (4) 17,500 5,451
PFA, Kahala Nui Project, 5.25%, 11/15/55  850 861
PFA, Kahala Nui Project, 5.25%, 11/15/61  4,205 4,239
PFA, KSU Bixby Real Estate Foundation, Series A, 5.00%,
6/15/37  335 357
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/45  1,000 1,028
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  1,725 1,714
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  1,475 1,476
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  500 514
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  1,420 1,394
PFA, Pinecrest Academy, Series A, 4.00%, 7/15/33 (4) 1,350 1,341
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/45 (5) 950 979
PFA, Roseman Univ., 5.00%, 4/1/40 (Prerefunded 4/1/30) (4)(9) 25 27
PFA, Roseman Univ., 5.00%, 4/1/50 (Prerefunded 4/1/30) (4)(9) 35 38
PFA, Unrefunded Balance, 5.00%, 4/1/40 (4) 375 378
PFA, Unrefunded Balance, 5.00%, 4/1/50 (4) 670 625
Wisconsin HEFA, Benevolent cedar Community, 5.375%,
6/1/50  1,175 1,176
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  2,730 2,743
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (2)(4) 1,315 1,309
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,145 3,396
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  2,680 2,641
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,240
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  2,730 2,686
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (4) 2,570 2,298

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (4) 2,325 2,325
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (4) 705 670
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (4) 740 686
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (4) 1,165 807
83,789
Total Municipal Securities (Cost $2,566,870) 2,553,483
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,048 3,330
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,138) 3,330
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.72% (13)(14) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
98.9% of Net Assets
(Cost $2,571,009) $ 2,556,814
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) When-issued security
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $240,574 and represents 9.3% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Non-income producing
(7) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corporation
(11) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Summit Municipal Income Fund

.
.
.
.
.
.
.
.
.
.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ —  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,571,009) $ 2,556,814
Interest receivable 37,178
Receivable for shares sold 2,574
Receivable for investment securities sold 111
Due from affiliates 101
Cash 62
Other assets 77
Total assets 2,596,917
Liabilities
Payable for investment securities purchased 6,157
Payable for shares redeemed 2,549
Investment management fees payable 682
Payable to directors 1
Other liabilities 2,030
Total liabilities 11,419
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,585,498

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (155,683)
Paid-in capital applicable to 230,466,534 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,741,181
NET ASSETS $ 2,585,498
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,279,334; Shares outstanding:
114,065,194) $ 11.22
Advisor Class
(Net assets: $1,827; Shares outstanding: 162,895) $ 11.21
I Class
(Net assets: $1,304,337; Shares outstanding:
116,238,445) $ 11.22

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Investment Income (Loss)
Interest income $ 59,931
Expenses
Investment management 4,545
Shareholder servicing
Investor Class $ 906
Advisor Class 2
I Class 38 946
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 20
I Class 14 34
Proxy and annual meeting 170
Custody and accounting 131
Legal and audit 55
Registration 54
Directors 4
Miscellaneous 12
Waived / paid by Price Associates (338)
Total expenses 5,615
Net investment income 54,316
Realized and Unrealized Gain / Loss –
Net realized loss on securities (428)
Change in net unrealized gain / loss on securities (5,747)
Net realized and unrealized gain / loss (6,175)
INCREASE IN NET ASSETS FROM OPERATIONS $ 48,141

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 54,316 $ 114,077
Net realized loss (428) (42,850)
Change in net unrealized gain / loss (5,747) 29,922
Increase in net assets from operations 48,141 101,149
Distributions to shareholders
Net earnings
Investor Class (22,778) (42,626)
Advisor Class (32) (73)
I Class (30,619) (69,737)
Decrease in net assets from distributions (53,429) (112,436)
Capital share transactions
*
Shares sold
Investor Class 173,469 270,669
Advisor Class – 290
I Class 167,278 733,065
Distributions reinvested
Investor Class 20,818 39,449
Advisor Class 32 73
I Class 22,115 53,957
Shares redeemed
Investor Class (120,341) (325,409)
Advisor Class (22) (617)
I Class (853,555) (617,578)
Increase (decrease) in net assets from capital
share transactions (590,206) 153,899

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase (decrease) during period (595,494) 142,612
Beginning of period 3,180,992 3,038,380
End of period $ 2,585,498 $ 3,180,992
*Share information (000s)
Shares sold
Investor Class 15,451 24,472
Advisor Class – 25
I Class 14,906 66,490
Distributions reinvested
Investor Class 1,854 3,564
Advisor Class 3 7
I Class 1,969 4,876
Shares redeemed
Investor Class (10,730) (29,383)
Advisor Class (2) (55)
I Class (75,954) (56,193)
Increase (decrease) in shares outstanding (52,503) 13,803

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund (Investor Class), the Summit
Municipal Income Fund–Advisor Class (Advisor Class) and the Summit
Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Summit Municipal Income Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.

T. ROWE PRICE Summit Municipal Income Fund

as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Summit Municipal Income Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 2,553,483 $ — $ 2,553,483
Non-U.S. Government
Mortgage-Backed Securities — 3,330 — 3,330
Short-Term Investments 1 — — 1
Total $ 1 $ 2,556,813 $ — $ 2,556,814

T. ROWE PRICE Summit Municipal Income Fund

When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $234,640,000 and $828,696,000, respectively, for the six months ended April 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had
$151,627,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,571,619,000. Net unrealized loss aggregated $14,805,000 at period-end, of which $32,685,000 related to appreciated investments and $47,490,000 related to depreciated investments.

T. ROWE PRICE Summit Municipal Income Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to any class other than the Investor Class,
12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow

T. ROWE PRICE Summit Municipal Income Fund

repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,379,000 remain subject to repayment by the fund at April 30, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $67,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Investor
Class
Advisor
Class I Class
Expense limitation 0.45% 0.45% 0.45%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/28
(Waived)/repaid during the period ($000s) $(336) $(2) $—

T. ROWE PRICE Summit Municipal Income Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $30,551,000 and
$280,689,000, respectively, with net realized gain of $2,114,000 for the six months ended April 30, 2026. Generally, cross trades were executed due to the limited supply of high-quality municipal securities available in the market and the adviser’s decision to continue owning certain investments in funds or accounts advised by Price Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Summit Municipal Income Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Summit Municipal Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Summit Municipal Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group and Expense Universe). The information provided to the Board for the fund’s
I Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F84-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026